Loss Allowance For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Loss Allowances For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss
9.	LOSS ALLOWANCE FOR EXPECTED CREDIT LOSSES ON CREDIT EXPOSURES NOT MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS
The Bank recognizes a loss allowance for expected credit losses on all credit exposures not measured at fair value through profit or loss, like debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, loan commitments and financial guarantee contracts (not measured at fair value through profit or loss), contract assets and lease receivables.
Note 12 discloses financial instruments classified as “measures at amortized cost”, “measured at fair value through other comprehensive income” and “measured at fair value through profit or loss”. This classification is made pursuant to what was detailed in note 3.2.4. Additionally, in note 12 are also explained the information related to the valuation process.
Moreover, the Bank applies the impairment requirements for guarantees granted, undrawn commitments of credit cards and checking accounts, letter of credits, which are not recognized in the consolidated statement of financial position.

For the purpose of assessing the Bank’s credit risk exposure and identifying material credit risk concentration, disclosures regarding to credit risk of financial assets and items not recognized in the statement of financial position, are as follows:

9.1.	Exposure to credit risk

	12/31/2020	12/31/2019
Loans and other financing	267,349,317	307,633,542
Collective assessment	193,056,864	173,435,436
Individual assessment	74,292,453	134,198,106

Less: Allowance for ECL	(9,928,122)	(6,901,953)

	257,421,195	300,731,589

The following table shows the credit quality and the debt balance to credit risk, based on the Bank’s credit risk rating system and the year-end

stage classification, taking into account the several guidelines related to flexible conditions for credit established by the BCRA to moderate the pandemic effects generated by

COVID-19

(see also note 51.1.4). The amounts are presented gross of the impairment allowances.

		12/31/2020 (*)
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		247,998,859	9,095,963		257,094,822	96.17%
High grade	0.00%-3.50%	203,625,287	74,994		203,700,281	76.20%
Standard grade	3.51%-7.00%	31,867,028	1,925,470		33,792,498	12.64%
Sub-standard grade	7.01%-33.00%	12,506,544	7,095,499		19,602,043	7.33%
Past due but not impaired	33.01%-99.99%	791,051	6,433,574		7,224,625	2.70%
Impaired	100%			3,029,870	3,029,870	1.13%

Total		248,789,910	15,529,537	3,029,870	267,349,317	100%

		93.06%	5.81%	1.13%	100%

(*)	See also note 51.1.4.

		12/31/2019
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		280,074,262	13,565,543		293,639,805	95.45%
High grade	0.00%-3.50%	234,860,526	153,443		235,013,969	76.40%
Standard grade	3.51%-7.00%	23,185,807	2,145,131		25,330,938	8.23%
Sub-standard grade	7.01%-33.00%	22,027,929	11,266,969		33,294,898	10.82%
Past due but not impaired	33.01%-99.99%	490,415	8,230,491		8,720,906	2.84%
Impaired	100%			5,272,831	5,272,831	1.71%

Total		280,564,677	21,796,034	5,272,831	307,633,542	100%

		91.20%	7.09%	1.71%	100%

9.1.1	Loans on an individual assessment
The table below shows the credit quality and the debt balance to credit risk of commercial loans based by grade on the Bank’s internal credit rating system, PD range and year-end

stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in note 51.1 “Credit risk”.

		12/31/2020 (*)
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		67,960,595	2,781,608		70,742,203	95.22%
High grade	0.00%-3.50%	64,283,220	812		64,284,032	86.53%
Standard grade	3.51%-7.00%	2,742,148	1,454,671		4,196,819	5.65%
Sub-standard grade	7.01%-33.00%	935,227	1,326,125		2,261,352	3.04%
Past due but not impaired	33.01%-99.99%	372,660	1,614,916		1,987,576	2.68%
Impaired	100%			1,562,674	1,562,674	2.10%

Total		68,333,255	4,396,524	1,562,674	74,292,453	100%

		91.98%	5.92%	2.10%	100%

(*)	See also note 51.1.4.

		12/31/2019
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		128,020,746	2,895,846		130,916,592	97.55%
High grade	0.00%-3.50%	121,115,116	10,720		121,125,836	90.26%
Standard grade	3.51%-7.00%	25,878	1,184,255		1,210,133	0.90%
Sub-standard grade	7.01%-33.00%	6,879,752	1,700,871		8,580,623	6.39%
Past due but not impaired	33.01%-99.99%		1,389,063		1,389,063	1.04%
Impaired	100%			1,892,451	1,892,451	1.41%

Total		128,020,746	4,284,909	1,892,451	134,198,106	100%

		95.40%	3.19%	1.41%	100%

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to commercial lending is, as follows:

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2020	128,020,746	4,284,909	1,892,451	134,198,106
Assets originated or purchased	62,435,429	2,414,823		64,850,252
Assets derecognized or repaid	(102,930,411)	(926,908)	(1,029,675)	(104,886,994)
Transfers to Stage 1	213,137	(213,137)
Transfers to Stage 2	(378,924)	378,924
Transfers to Stage 3	(1,541,904)	(157,275)	1,699,179
Amounts Written Off			(375,325)	(375,325)
Monetary effects	(17,484,818)	(1,384,812)	(623,956)	(19,493,586)

As of December 31, 2020	68,333,255	4,396,524	1,562,674	74,292,453

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2019	140,670,991	2,125,782	2,353,984	145,150,757
Assets originated or purchased	150,197,527	4,510,146		154,707,673
Assets derecognized or repaid	(110,364,709)	(1,623,329)	(1,733,006)	(113,721,044)
Transfers to Stage 1	536,346	(428,565)	(107,781)
Transfers to Stage 2	(1,249,433)	1,249,433
Transfers to Stage 3	(2,569,451)	(29,397)	2,598,848
Amounts Written Off		(236)	(123,425)	(123,661)
Monetary effects	(49,200,525)	(1,518,925)	(1,096,169)	(51,815,619)

As of December 31, 2019	128,020,746	4,284,909	1,892,451	134,198,106

	Stage
	1	2	3	Total
ECL as at January 1, 2020	436,430	456,028	1,303,904	2,196,362
Assets originated or purchased	1,463,380	421,574		1,884,954
Assets derecognized or repaid	(335,089)	(26,302)	(813,640)	(1,175,031)
Transfers to Stage 1	9,749	(9,749)
Transfers to Stage 2	(1,181)	1,181
Transfers to Stage 3	(929,211)	(5,996)	935,207
Amounts Written Off			(329,807)	(329,807)
Monetary effects	(31,439)	(169,212)	(313,035)	(513,686)

At December 31, 2020	612,639	667,524	782,629	2,062,792

	Stage
	1	2	3	Total
ECL as at January 1, 2019	559,907	120,738	896,211	1,576,856
Assets originated or purchased	2,089,381	586,750		2,676,131
Assets derecognized or repaid	(411,175)	(87,985)	(628,383)	(1,127,543)
Transfers to Stage 1	76,434	(13,892)	(62,542)
Transfers to Stage 2	(17,184)	17,184
Transfers to Stage 3	(1,843,210)	(1,035)	1,844,245
Amounts Written Off		(5)	(53,717)	(53,722)
Monetary effects	(17,723)	(165,727)	(691,910)	(875,360)

At December 31, 2019	436,430	456,028	1,303,904	2,196,362

9.1.2.	Loans on a collective assessment
The table below shows the credit quality and the debt balance to credit risk of loans portfolio under collective assessment, by grade of credit risk classification based on the Bank’s internal credit rating system, PD range and year-end

stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in note 51.1 “Credit risk”.

		12/31/2020 (*)
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		180,038,264	6,314,355		186,352,619	96.53%
High grade	0.00%-3.50%	139,342,067	74,182		139,416,249	72.22%
Standard grade	3.51%-7.00%	29,124,880	470,799		29,595,679	15.33%
Sub-standard grade	7.01%-33.00%	11,571,317	5,769,374		17,340,691	8.98%
Past due but not impaired	33.01%-99.99%	418,391	4,818,658		5,237,049	2.71%
Impaired	100%			1,467,196	1,467,196	0.76%

Total		180,456,655	11,133,013	1,467,196	193,056,864	100%

		93.47%	5.77%	0.76%	100%

(*)	See also note 51.1.4.

		12/31/2019
Internal rating grade	Range PD	Stage 1	Stage 2	Stage 3	Total	%
Performing		152,053,516	10,669,697		162,723,213	93.82%
High grade	0.00%-3.50%	113,745,410	142,723		113,888,133	65.66%
Standard grade	3.51%-7.00%	23,159,929	960,876		24,120,805	13.91%
Sub-standard grade	7.01%-33.00%	15,148,177	9,566,098		24,714,275	14.25%
Past due but not impaired	33.01%-99.99%	490,415	6,841,428		7,331,843	4.23%
Impaired	100%			3,380,380	3,380,380	1.95%

Total		152,543,931	17,511,125	3,380,380	173,435,436	100%

		87.95%	10.10%	1.95%	100%

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to consumer lending is, as follows:

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2020	152,543,931	17,511,125	3,380,380	173,435,436
Assets originated or purchased	122,636,191	6,987,337		129,623,528
Assets derecognized or repaid	(48,194,960)	(7,286,602)	(980,906)	(56,462,468)
Transfers to Stage 1	8,634,947	(8,338,341)	(296,606)
Transfers to Stage 2	(4,575,337)	4,830,837	(255,500)
Transfers to Stage 3	(1,104,828)	(309,271)	1,414,099
Amounts Written Off	(35,643)	(284,523)	(1,378,194)	(1,698,360)
Monetary effects	(49,447,646)	(1,977,549)	(416,077)	(51,841,272)

As of December 31, 2020	180,456,655	11,133,013	1,467,196	193,056,864

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2019	190,999,547	42,324,135	4,853,305	238,176,987
Assets originated or purchased	103,467,653	10,167,092		113,634,745
Assets derecognized or repaid	(71,378,819)	(19,642,849)	(1,649,885)	(92,671,553)
Transfers to Stage 1	14,992,526	(14,771,361)	(221,165)
Transfers to Stage 2	(8,171,761)	8,759,526	(587,765)
Transfers to Stage 3	(4,033,895)	(951,529)	4,985,424
Amounts Written Off	(323,899)	(936,075)	(2,198,639)	(3,458,613)
Monetary effects	(73,007,421)	(7,437,814)	(1,800,895)	(82,246,130)

As of December 31, 2019	152,543,931	17,511,125	3,380,380	173,435,436

	Stage
	1	2	3	Total
ECL as of January 1, 2020	1,561,990	1,480,048	1,663,553	4,705,591
Assets originated or purchased	4,381,186	1,785,657		6,166,843
Assets derecognized or repaid	362,221	(364,035)	(538,553)	(540,367)
Transfers to Stage 1	766,661	(621,987)	(144,674)
Transfers to Stage 2	(75,871)	188,316	(112,445)
Transfers to Stage 3	(708,400)	(48,396)	756,796
Amounts Written Off	(1,676)	(56,306)	(702,095)	(760,077)
Monetary effects	(1,655,093)	(4,471)	(47,096)	(1,706,660)

As of December 31, 2020	4,631,018	2,358,826	875,486	7,865,330

	Stage
	1	2	3	Total
ECL as at January 1, 2019	1,621,844	2,602,099	2,302,058	6,526,001
Assets originated or purchased	2,472,513	881,811		3,354,324
Assets derecognized or repaid	19,972	(1,093,709)	(917,811)	(1,991,548)
Transfers to Stage 1	733,257	(636,265)	(96,992)
Transfers to Stage 2	(115,770)	330,095	(214,325)
Transfers to Stage 3	(1,912,100)	(100,707)	2,012,807
Amounts Written Off	(9,225)	(144,692)	(1,106,555)	(1,260,472)
Monetary effects	(1,248,501)	(358,584)	(315,629)	(1,922,714)

As of December 31, 2019	1,561,990	1,480,048	1,663,553	4,705,591

Over the course of 2020 and 2019, the Bank generated from loan portfolio sales, profits for 36,947 and 69,935, respectively and losses for 27 and 1,446, respectively.
The contractual amount outstanding on loans and other financing that have been written off by the Bank as of December 31, 2020 and 2019 that were still subject to enforcement activity was 4,349,903 and 4,127,716, respectively.

9.2	Other debt securities at amortized cost
For local government securities, EAD is considered equal to the debt balance, because there is not available information of such instruments’ behavior when they defaulted. For PD and LGD parameters, they were calculated using Basel regulatory parameters.
For corporate bonds issued by the Bank’s customers, PD and LGD parameters calculated for loan exposures of those customers were used. The corporate bonds’ EAD is considered equal to the debt balance, because there is not available information of such instrument’s behavior when it defaulted.
For financial trusts at amortized cost, the criteria that was used in the calculation of ECL is based on credit risk ratings given by a credit rating agency for each types of debt securities that compose each financial trust. That is, the factor to be used will vary in relation to the holding debt securities class (A or B). It is assumed that the EAD is equal to the debt balance.

The table below shows the exposures gross of impairment allowances by stages:

	12/31/2020
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	30,587,228			30,587,228	98.29%
Corporate bonds	365,341			365,341	1.17%
Financial trust	166,692			166,692	0.54%

Total	31,119,261			31,119,261

	100%			100%

	12/31/2019
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	11,374,373	8,996,667		20,371,040	84.64%
Corporate bonds	2,198,423			2,198,423	9.13%
Financial trust	1,498,448			1,498,448	6.23%

Total	15,071,244	8,996,667		24,067,911

	62.62%	37.38%		100%

During 2019 there were transfers between stages considering what is mentioned in Note 20.
The related ECL for local government securities as of December 31, 2020 and 2019 amounted to 4,129 and 61,064, respectively. The related ECL for corporate bonds as of December 31, 2020 and 2019 amounted to 1,234 and 2,088, respectively. The ECL related to financial trusts as of December 31, 2020 and 2019 amounted to 109 and 549, respectively. See also note 5.

9.3	Government securities at fair value through OCI
This group includes federal government securities, provincial or Central Bank instruments measured at fair value through OCI. For these assets, an individual assessment of the related parameters was performed.
As of December 31, 2020 and 2019 the gross carrying amount related to these securities amounted to 178,005,144 and 63,824,735, the related ECL amounted to 5,964 and 286, respectively, and they were classified in stage 1. During 2020 and 2019, there were no transfers between stages. A detail of these investments are disclosed in note 5.

9.4	Other financial assets
As of December 31, 2020 and 2019 the gross carrying amount related to these securities amounted to 18,905,219 and 8,405,598 and they were classified in stage 1. The ECL related to these types of instruments amounted to 18,929 and 14,032 as of December 31, 2020 and 2019, respectively, including the ECL related to the payments to be collected for transaction mentioned in note 21. During 2020 and 2019, there were no transfers between stages.
During the fiscal years ended on December 31, 2020, 2019 and 2018 losses for ECL related to loans and other financing, other debt securities measured at amortized cost and other financial assets amounted to 7,861,600, 5,917,873 and 6,073,426, respectively, and were recognized in the consolidated statements of income under the item “Credit loss expense on financial assets”.